Note 3 - Summary of Significant Accounting Policies - Summary of Antidilutive Securities 1 (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Antidilutive securities (in shares)	741,651,681	15,717	12,033,915	3,000,149
Warrant [Member]
Antidilutive securities (in shares)	0	15,717	3,706,258	3,000,149
The 2024 Convertible Notes [Member]
Antidilutive securities (in shares)	40,783,600	0	359,530	0
OID Notes [Member]
Antidilutive securities (in shares)	447,827,303	0	2,550,867	0
Convertible Preferred Stock [Member]
Antidilutive securities (in shares)	253,040,778	0